Investment Risks - Yorkville America Next Generation Memory ETF	Aug. 28, 2026
Market Risk Member
Prospectus [Line Items]
Risk [Text Block]
Market Risk. The Fund’s investments are subject to changes in general economic conditions, overall market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and the prices of securities may decline due to factors affecting securities markets generally or particular industries represented in the markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness, social unrest, natural disasters or other events could have a significant negative impact on the Fund and its investments.

Semiconductor And Technology Industry Risk Member
Prospectus [Line Items]
Risk [Text Block]
Semiconductor and Technology Industry Risk. Universal Memory Ecosystem Companies are generally in the semiconductor and/or technology industries, which are subject to rapid technological change, product obsolescence, short product cycles, pricing pressure, high research and development costs and significant capital expenditures. These companies face intense competition and may be highly dependent on intellectual property, supply chain stability and manufacturing capacity. Semiconductor companies may be particularly sensitive to supply and demand imbalances, inventory corrections, capacity expansions and contractions, and changes in end-market demand. The performance of companies in this industry may be highly volatile.

Universal Memory Ecosystem Risk Member
Prospectus [Line Items]
Risk [Text Block]
Universal Memory Ecosystem Risk. The Fund's investments are focused on companies that the Adviser believes are connected to the development, commercialization, manufacture, deployment, or adoption of advanced memory technologies and related infrastructure. As a result, the Fund's performance may be significantly affected by developments impacting the semiconductor and memory technology industries. Companies involved in advanced memory technologies may face intense competition, rapid technological change, evolving industry standards, intellectual property disputes, supply chain disruptions, regulatory challenges, and changing customer demand. Many emerging memory technologies are still developing and may not achieve commercial success, widespread adoption, or expected levels of market acceptance. If advanced memory technologies fail to develop as anticipated, are replaced by competing technologies, or experience slower-than-expected adoption, companies in which the Fund invests may be adversely affected. Because the Fund's investments may be concentrated in a relatively narrow segment of the technology market, the Fund may experience greater volatility and be more susceptible to adverse economic, market, industry, or technological events than a fund with broader investment exposure.

Memory Semiconductor Risk (DRAM/NAND/HBM) Risk Member
Prospectus [Line Items]
Risk [Text Block]
Memory Semiconductor Risk (DRAM/NAND/HBM). Companies exposed to memory semiconductors, including DRAM, NAND and high-bandwidth memory (“HBM”), are often affected by cyclical pricing, rapid shifts in supply and demand conditions and customer concentration. Periods of oversupply may result in significant pricing declines and margin compression. Growth in HBM and other advanced memory technologies may depend on adoption of specific compute architectures, packaging technologies and the pace of artificial intelligence infrastructure deployment. If demand for AI-driven computing or related technologies slows or fails to meet expectations, companies exposed to HBM and related memory products may be adversely affected.

Memory/Semiconductor Industry Regulatory Risk Member
Prospectus [Line Items]
Risk [Text Block]
Memory/Semiconductor Industry Regulatory Risk. The Fund invests in companies engaged in the semiconductor, memory, and data storage industries, which are subject to significant and evolving regulatory requirements in the United States and abroad. Government actions, including export controls, import restrictions, sanctions, tariffs, investment screening, licensing requirements, and other trade or national security measures, may restrict the ability of portfolio companies to manufacture, sell, or source semiconductor products, memory chips, manufacturing equipment, software, intellectual property, or related technologies. Such measures may limit access to important customers, suppliers, or manufacturing capacity, increase operating costs, disrupt global supply chains, delay product development, or reduce revenues and profitability. In addition, governments may adopt industrial policies, subsidies, local content requirements, or other regulations that alter competitive dynamics within the semiconductor industry. Regulatory actions or changes in trade policy may adversely affect the financial condition, operating results, or market value of companies in which the Fund invests, which could cause the Fund to lose value.

Passive Investment Risk Member
Prospectus [Line Items]
Risk [Text Block]
Passive Investment Risk. Because the Fund seeks to track the Underlying Index, the Adviser generally will not sell a security solely because the security's issuer is experiencing financial difficulty or because the Adviser believes the security is overvalued. Accordingly, the Fund may hold securities that are declining in value or underperforming the broader market.

Index Methodology Risk Member
Prospectus [Line Items]
Risk [Text Block]
Index Methodology Risk. The Fund seeks to track the Underlying Index, which is constructed using rules established by the Index Provider. There can be no assurance that the Index methodology will successfully identify companies expected to benefit from the continued growth and development of the universal memory ecosystem or achieve its intended investment objective.

Tracking Error Risk Member
Prospectus [Line Items]
Risk [Text Block]
Tracking Error Risk. As with all index funds, the performance of the Fund and the Underlying Index may differ from each other for a variety of reasons. For example, the Fund incurs operating expenses and portfolio transaction costs not incurred by the Underlying Index. In addition, the Fund may not be fully invested in the securities of the Index at all times or may hold securities not included in the Underlying Index.

Equity Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]
Equity Securities Risk. The Fund invests primarily in equity securities, which are subject to market risks that may cause their prices to fluctuate over time. The value of equity securities may decline due to general market conditions, economic trends or factors affecting specific issuers or industries. Equity markets historically have experienced periods of significant volatility.

Micro-, Small- And Mid-Capitalization Company Risk Member
Prospectus [Line Items]
Risk [Text Block]
Micro-, Small- and Mid-Capitalization Company Risk. The Fund may invest in companies of any market capitalization, including micro-, small- and mid-capitalization companies. These companies may be more volatile, less liquid and more susceptible to adverse developments than larger companies. They may have more limited product lines, operating histories and financial resources.

Foreign Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]
Foreign Securities Risk. The Fund may invest in securities of non-U.S. issuers. Investments in foreign securities involve risks not typically associated with U.S. securities, including differences in accounting standards, less publicly available information, less liquidity, political instability, economic uncertainty, and potential government intervention. Foreign markets may be more volatile than U.S. markets.

Emerging Markets Risk Member
Prospectus [Line Items]
Risk [Text Block]
Emerging Markets Risk. The Fund will invest in companies located in emerging market countries. Investments in emerging markets involve greater risks than investments in developed markets and may be subject to greater political, economic, legal, regulatory, and social uncertainties. Emerging market securities may be more volatile, less liquid, and more difficult to value than securities issued by companies in developed markets. Emerging market countries also may experience greater inflation, currency fluctuations, market disruptions, and government intervention than developed countries.

Currency Risk Member
Prospectus [Line Items]
Risk [Text Block]
Currency Risk. Because the Fund invests in foreign securities, changes in the value of foreign currencies relative to the U.S. dollar may adversely affect the value of the Fund's investments and returns. Currency exchange rates may fluctuate significantly over short periods of time due to changes in interest rates, inflation, government intervention, political developments, trade policies, or other economic factors. Even if the value of a foreign security increases in its local currency, the Fund's return may decline if the applicable foreign currency depreciates relative to the U.S. dollar.

Depositary Receipts Risk Member
Prospectus [Line Items]
Risk [Text Block]
Depositary Receipts Risk. Depositary receipts, including ADRs and GDRs, are subject to many of the risks associated with investing directly in foreign securities, including political and currency risks. Depositary receipts may not track the price of the underlying foreign securities perfectly.

Derivatives Risk Member
Prospectus [Line Items]
Risk [Text Block]
Derivatives Risk. Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as stocks, bonds, or funds (including ETFs), interest rates or indexes. Investing in derivatives may be considered aggressive and may expose the Fund to greater risks, and may result in larger losses or small gains, than investing directly in the reference assets underlying those derivatives, which may prevent the Fund from achieving its investment objective.
The Fund expects to use swap agreements to achieve its investment objective. The Fund’s investments in derivatives may pose risks in addition to, and greater than, those associated with directly investing in securities or other investments, including risk related to the market, leverage, imperfect correlations with underlying investments or the Fund’s other portfolio holdings, higher price volatility, lack of availability, counterparty, liquidity, valuation, and legal restrictions. The performance of a derivative may not track the performance of its reference asset, including due to fees and other costs associated with it. Because derivatives often require only a limited initial investment, the use of derivatives may expose the Fund to losses in excess of the amount initially invested. As a result, the value of an investment in the Fund may change quickly and without warning. Additionally, any financing, borrowing or other costs associated with using derivatives may also have the effect of lowering the Fund’s return. Such costs may increase as interest rates rise.

Swap Agreements. Swap agreements are entered into with financial institutions for a specified period which may range from one day to more than one year. In a standard swap transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular predetermined reference or underlying securities or instruments. The gross return to be exchanged or swapped between the parties is calculated based on a notional amount or the return on or change in value of a particular dollar amount invested in a reference asset. Swap agreements are generally traded over-the-counter, and therefore, may not receive as much regulatory protection as exchange-traded instruments, which may expose investors to significant losses.

The Fund will be subject to regulatory constraints relating to the level of value at risk that the Fund may incur through its derivatives portfolio. To the extent the Fund exceeds these regulatory thresholds over an extended period, the Fund may determine that it is necessary to make adjustments to the Fund’s investment strategy and the Fund may not achieve its investment objective. To the extent that the Fund exceeds the level of value at risk for an extended period, the Fund may amend and/or supplement its prospectus as promptly as feasible under the particular circumstances to include appropriate adjustments to its investment strategy and if necessary, the Fund’s name.

ETF Investing Risk Member
Prospectus [Line Items]
Risk [Text Block]
ETF Investing Risk. The Fund may invest in other ETFs and, to the extent that it does, the Fund will be subject to the risks associated with those ETFs and the securities held by those ETFs. These risks include investment risk related to the underlying portfolio holdings, as well as structural risks of ETFs, such as market price fluctuations, trading at prices above or below net asset value, limited secondary market liquidity, and potential trading halts. Investments in ETFs also involve the layering of expenses, as shareholders of the Fund will indirectly bear a portion of the operating expenses of any ETF in which the Fund in addition to the Fund's own expenses. The performance of the Fund may be adversely affected by the performance of the Underlying ETF and its portfolio investments.

ETF Trading Risk Member
Prospectus [Line Items]
Risk [Text Block]
ETF Trading Risk. Shares of the Fund are listed for trading on an exchange and may be bought and sold in the secondary market at market prices. The market price of Shares may be above (premium) or below (discount) the Fund’s net asset value (“NAV”). There can be no guarantee that an active trading market for Shares will develop or be maintained, or that the Shares will trade with any volume, or at all.

Regulation S Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]
Regulation S Securities Risk. Regulation S securities are securities offered outside the United States without registration with the SEC pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S securities may be subject to legal, contractual or market restrictions on resale and therefore may be less liquid than publicly traded securities. Although Regulation S securities may be resold in privately negotiated transactions, the price realized in such transactions may be lower than the price originally paid by the Fund.

Issuers of Regulation S securities may not be subject to the same disclosure, reporting, governance or investor protection requirements applicable to issuers of publicly registered securities. As a result, information regarding such issuers may be more limited, less current or less transparent than information available for publicly traded issuers. Investments in Regulation S securities may involve greater valuation uncertainty, liquidity risk, credit risk and market risk than investments in publicly traded securities and may result in substantial losses.

To the extent the Fund obtains exposure to Regulation S securities through its investment in the Subsidiary, the Fund will be subject indirectly to the risks associated with the Subsidiary’s investments. The Subsidiary is not registered under the Investment Company Act of 1940, as amended, and therefore is not subject to all of the investor protections of that Act.

Subsidiary Risk Member
Prospectus [Line Items]
Risk [Text Block]	Subsidiary Risk. By investing through the Subsidiary, the Fund is indirectly exposed to the risks associated with the Subsidiary’s investments. The Subsidiary is not registered under the Investment Company Act of 1940 and is not subject to all of the investor protections of that Act. Changes in Cayman Islands law, U.S. tax law or regulatory guidance could adversely affect the Fund’s ability to operate through the Subsidiary and could negatively affect Fund shareholders.
ETF Risks Member
Prospectus [Line Items]
Risk [Text Block]
ETF Risks. The Fund is an exchange-traded fund, and, as a result of an ETF’s structure, it is exposed to the following risks:

•Authorized Participants, Market Makers, and Liquidity Providers Limitation Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

•Cash Redemption Risk. The Fund intends to redeem Shares for cash or to otherwise include cash as part of its redemption proceeds. The Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used.

•Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

•Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility and volatility in the Fund’s portfolio holdings, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant. If an investor purchases Shares at a time when the market price is at a premium to the NAV of the Shares or sells at a time when the market price is at a discount to the NAV of the Shares, then the investor may sustain losses that are in addition to any losses caused by a decrease in NAV.

•Trading. Although Shares are listed for trading on a national securities exchange, and may be traded on other U.S. exchanges, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Fund Shares.

ETF Risks, Authorized Participants, Market Makers, And Liquidity Providers Limitation Risk Member
Prospectus [Line Items]
Risk [Text Block]	Authorized Participants, Market Makers, and Liquidity Providers Limitation Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
ETF Risks, Cash Redemption Risk Member
Prospectus [Line Items]
Risk [Text Block]	Cash Redemption Risk. The Fund intends to redeem Shares for cash or to otherwise include cash as part of its redemption proceeds. The Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used.
ETF Risks, Costs Of Buying Or Selling Shares Risk Member
Prospectus [Line Items]
Risk [Text Block]	Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.
ETF Risks, Shares May Trade At Prices Other Than NAV Risk Member
Prospectus [Line Items]
Risk [Text Block]	Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility and volatility in the Fund’s portfolio holdings, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant. If an investor purchases Shares at a time when the market price is at a premium to the NAV of the Shares or sells at a time when the market price is at a discount to the NAV of the Shares, then the investor may sustain losses that are in addition to any losses caused by a decrease in NAV.
ETF Risks, Trading Risk Member
Prospectus [Line Items]
Risk [Text Block]	Trading. Although Shares are listed for trading on a national securities exchange, and may be traded on other U.S. exchanges, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Fund Shares.
Concentration Risk Member
Prospectus [Line Items]
Risk [Text Block]
Concentration Risk. To the extent the Underlying Index concentrates in an industry or group of Industries, the Fund will also be concentrated in such industry or group of industries. In this regard, the Fund may be susceptible to an increased risk of loss, including losses due to adverse events that affect the Fund’s investments more than the market as a whole, to the extent that the Fund’s investments are focused in the securities or other assets of one or more issuers, countries or other geographic units, markets, industries, project types, or asset classes.

New Adviser Risk Member
Prospectus [Line Items]
Risk [Text Block]
New Adviser Risk. The Adviser is a recently formed investment adviser and has not previously served as an adviser to an exchange-traded fund. Although the Adviser's principals, affiliates, and the Fund's portfolio managers have substantial experience managing pooled investment vehicles and implementing comparable investment processes, the Adviser is a new entity with limited operating history, which may create risks. As a newly established adviser, the Adviser may have limited resources, personnel, or operational infrastructure relative to more established firms, which could adversely affect its ability to implement the Fund's investment strategy, monitor counterparties and service providers, or respond effectively to market, operational, or regulatory challenges. There can be no assurance that the Adviser's systems, policies, procedures, or internal controls will operate as intended in the ETF context, or that the Adviser will successfully manage the Fund in all market conditions. The Fund may be negatively impacted if the Adviser is unable to scale its operations, retain key personnel, or develop and maintain the capabilities necessary to support the Fund's ongoing activities.

New Fund Risk Member
Prospectus [Line Items]
Risk [Text Block]
New Fund Risk. As of the date of this prospectus, the Fund has no operating history and currently has fewer assets than larger funds. Like other new funds, large inflows and outflows may impact the Fund’s market exposure for limited periods of time. This impact may be positive or negative, depending on the direction of market movement during the period affected.

Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	As with all funds, a shareholder is subject to the risk that his or her investment could lose money.
Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (the “FDIC”) or any government agency.
Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]
Non-Diversification Risk. The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended. This means it has the ability to invest a relatively high percentage of its assets in the securities of a small number of issuers or in financial instruments with a single counterparty or a few counterparties. This may increase the Fund’s volatility and increase the risk that the Fund’s performance will decline based on the performance of a single issuer or the credit of a single counterparty and make the Fund more susceptible to risks associated with a single economic, political, or regulatory occurrence than a diversified fund.